Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Home Closings Revenue (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$13,400,745	$13,343,379	$3,218,280	$3,231,877	$206.59	$189.23	$343,511	$2,032,781
2024	$8,175,587	$8,175,587	$2,701,873	$2,721,165	$492.07	$242.76	$417,155	$2,032,288
2023	$7,759,877	$7,759,877	$2,146,469	$2,181,195	$452.44	$220.06	$306,675	$1,739,388
2022	$5,960,838	$5,960,838	$1,538,111	$1,538,410	$211.06	$136.96	$313,997	$1,696,911
2021	$5,087,182	$5,087,182	$1,814,672	$1,814,672	$264.20	$192.00	$204,381	$1,305,620

Company Selected Measure Name	Home Closings Revenue Growth,
Named Executive Officers, Footnote	Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our PEO, James R. Brickman, for the
respective years shown.
Column (d). The following non-PEO named executive officers are included in the average figures shown for the 2020 and 2021 covered years:
Richard A. Costello and Jed Dolson; for the 2023 and 2024 covered years: Richard A. Costello, Jed Dolson and Neal Suit; for the 2025 covered years: Richard A. Costello, Jeffery Cox, Jed Dolson, Neal Suit and Bobby L. Samuel III.

Peer Group Issuers, Footnote	Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P Homebuilders Select Industry Index for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 13,400,745	$ 8,175,587	$ 7,759,877	$ 5,960,838	$ 5,087,182
PEO Actually Paid Compensation Amount	$ 13,343,379	8,175,587	7,759,877	5,960,838	5,087,182
Adjustment To PEO Compensation, Footnote	Column (c). CAP for our Principal Executive Officer (our CEO) in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the PEO’s compensation for each fiscal year, please see the “Compensation
Discussion and Analysis” section of this proxy statement and the proxy statement for the 2025, 2024 and 2023 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meeting of stockholders.

Year PEO	2021 Mr. Brickman	2022 Mr. Brickman	2023 Mr. Brickman	2024 Mr. Brickman	2025 Mr. Brickman
SCT Total Compensation ($)	$5,087,182	$5,960,838	$7,759,877	$8,175,587	$13,400,745
Less: Stock and Option Award Values Reported in SCT for the Covered Year on Grant Date ($)	$1,225,000	$1,349,988	$3,100,497	$3,146,000	$7,643,096
Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$1,225,000	$1,349,988	$3,100,497	$3,146,000	$3,433,843
Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	-	-	-	-	$4,151,887
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-	-	-
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	-	-	-	-	-

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-	-	-
Compensation Actually Paid ($)	$5,087,182	$5,960,838	$7,759,877	$8,175,587	$13,343,379

Non-PEO NEO Average Total Compensation Amount	$ 3,218,280	2,701,873	2,146,469	1,538,111	1,814,672
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,231,877	2,721,165	2,181,195	1,538,410	1,814,672
Adjustment to Non-PEO NEO Compensation Footnote	Column (e). Average CAP for our non-PEO NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-PEO NEOs’ compensation for each fiscal year, please see the
“Compensation Discussion and Analysis” section of this proxy statement and the proxy statement for the 2025, 2024, 2023 and 2022 annual meeting of stockholders and the “Executive Compensation Information” section of the proxy statement for the 2021 annual meetings of stockholders.

Year	2021	2022	2023	2024	2025
Non-PEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	$1,814,672	$1,538,111	$2,146,469	$2,701,873	$3,218,280
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$499,325	$524,336	$780,807	$888,444	$1,640,109
Plus: Fair Value of Stock Awards Granted and Vested in the Covered Year (on Vest Date)	$499,325	$524,336	$734,153	$888,444	$735,837
Fair Value for Stock and Option Awards Granted in the Covered Year at Year-End ($)	-	$299	$73,409	-	$892,339
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	$7,971	$19,292	$25,530
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	-	-	-	-	-
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-	-	-
Compensation Actually Paid ($)	$1,814,672	$1,538,410	$2,181,195	$2,721,165	$3,231,877

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Measure	Nature	Explanation
Earnings Per Share	Financial measure	Metric of profitability on a per share basis, which includes the effect of all dilutive securities.
Home Closings Revenue Growth	Financial measure	Increase, period over period, in revenue from home closings.
Homebuilding Gross Margin	Financial measure	Homebuilding gross margin is calculated as Home Closings Revenue minus Cost of Homebuilding units.
Return on Assets	Financial measure	Return on assets is calculated by dividing net income by total assets.

Total Shareholder Return Amount	$ 206.59	492.07	452.44	211.06	264.20
Peer Group Total Shareholder Return Amount	189.23	242.76	220.06	136.96	192.00
Net Income (Loss)	$ 343,511,000	$ 417,155,000	$ 306,675,000	$ 313,997,000	$ 204,381,000
Company Selected Measure Amount	2,032,781,000	2,032,288,000	1,739,388,000	1,696,911,000	1,305,620,000
Additional 402(v) Disclosure	Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Green Brick for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
Column (h). Reflects “Net Income” in our consolidated income statements included in our Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
	Column (i). Company-selected Measure is Home Closings Revenue Growth, which is described below.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Home Closings Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Homebuilding Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Assets
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,643,096)	$ (3,146,000)	$ (3,100,497)	$ (1,349,988)	$ (1,225,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,151,887	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,433,843	3,146,000	3,100,497	1,349,988	1,225,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | James R. Brickman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,640,109	888,444	780,807	524,336	499,325
Non-PEO NEO | James R. Brickman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,339	0	73,409	299	0
Non-PEO NEO | James R. Brickman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,530	19,292	7,971	0	0
Non-PEO NEO | James R. Brickman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	735,837	888,444	734,153	524,336	499,325
Non-PEO NEO | James R. Brickman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | James R. Brickman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0